Warrant Liability	12 Months Ended
Dec. 31, 2014
Warrant Liability [Abstract]
WARRANT LIABILITY

7.             WARRANT LIABILITY

The Company sold 7,875,000 units in the public offering and private placement, each comprised of one share of common stock and one warrant.  The warrants expire five years after the date of the Company's initial business combination.  The warrants issued contain a cash settlement provision, as provided in the amended and restated warrant agreement in the event of a Fundamental Transaction (as defined therein) after the initial business combination (see below), which requires liability treatment under ASC Topic 815-40-55-2 as the warrant agreement requires net-cash settlement upon a change in control must be classified as an asset or liability.

In connection with our initial public offering, our Sponsor, Mr. Wright, and Cowen collectively committed to offer to purchase up to 3,750,000 of our issued and outstanding warrants at a purchase price of $0.60 per warrant in a proposed tender offer that would commence after our announcement of our initial business combination and expire upon the consummation of such initial business combination. The proposed purchase price of $0.60 was determined by our Sponsor, Mr. Wright and Cowen in consultation with the representatives of the underwriters of our initial public offering and based on these entities’ knowledge of the securities markets.

In connection with our initial public offering, our Sponsor, Mr. Wright and Cowen Overseas deposited an aggregate of $2,250,000 with Continental into a segregated escrow account (representing $0.60 per warrant for up to 3,750,000 warrants). More specifically, the Sponsor deposited $1,387,500, Mr. Wright deposited $75,000 and Cowen Overseas deposited $787,500. The funds held in the escrow account were to be invested only in United States treasuries or in money market funds that invest solely in United States treasuries with a maturity of 180 days or less.

In August 2014, our Sponsor, Mr. Wright and Cowen Overseas commenced a tender offer to purchase up to 7,500,000 of our issued and outstanding warrants at a purchase price of $0.30 per warrant in connection with the in connection with a special meeting of Chart’s stockholders to approve, among other matters, an amendment to Chart’s existing charter extending the date by which Chart must consummate its initial business combination from September 13, 2014 to March 13, 2015. A total of 7,700 warrants were validly tendered and not withdrawn in the tender offer. In September 2014, our Sponsor, Mr. Wright and Cowen Overseas accepted for purchase all such warrants for an aggregate purchase price of $2,310.

Management uses the closing price of the warrants (unless no trade occurred in which case the last trade price is used) for the valuation of the warrants to determine the warrant liability to be $4,331,250 and $5,906,250 as of December 31, 2014 and 2013.  This valuation is revised on a quarterly basis until the warrants are exercised or they expire, with the changes in fair value recorded in the statements of operations.

In the event of a Fundamental Transaction, which can only happen after the initial business combination, at the request of the holder delivered at any time through the date that is 30 days after the public disclosure of the consummation of such Fundamental Transaction by the Company pursuant to a Current Report on Form 8-K filed with the SEC, the Company (or the successor entity to the Company) shall purchase such warrant from the holder by paying to the holder, within five trading days after such request, cash in an amount equal to the Black Scholes Value of the remaining unexercised portion of such warrant on the date of such Fundamental Transaction. Any holder that receives cash pursuant to the immediately preceding sentence shall not receive any Alternate Consideration (as defined in the amended and restated warrant agreement) from such transaction. For purposes hereof, "Black Scholes Value" means the value of the warrant based on the Black-Scholes Option Pricing Model obtained from the "OV" function on Bloomberg using (i) a price per share of common stock equal to the closing sale price of the common stock for the trading day immediately preceding the date of consummation of the applicable Fundamental Transaction, (ii) a risk-free interest rate corresponding to the U.S. Treasury rate for a period equal to the remaining term of such warrant as of such date of request, and (iii) an expected volatility equal to the greater of (A) forty percent (40%) and (B) the 30-day volatility obtained from the “HVT” function on Bloomberg determined as of the trading day immediately following the announcement of the Fundamental Transaction, (iv) a "Style" of "Warrant" and (v) a "Warrant type" of "Capped" where "Call cap" equals $17.50.